Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
NOTE 3 – ACCOUNTS RECEIVABLE

The Company accrues an allowance for bad debts related to our receivables. The receivable and allowance balances at March 31, 2014 and December 31, 2013 were as follows:

	March 31, 2014	December 31, 2013
Accounts receivable	$2,464,304	$2,984,690
Less: Allowance for doubtful accounts	(109,005)	(58,367)
	$2,355,299	$2,926,323

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $51,513 and $21,564 for the three months ended March 31, 2014 and 2013, respectively.

NOTE 3 – ACCOUNTS RECEIVABLE

The Company accrues an allowance for bad debts related to our receivables. The receivable and allowance balances at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
Accounts receivable	$2,984,690	$1,712,390
Less: allowance for doubtful accounts	(58,367)	(45,067)
	$2,926,323	$1,667,323

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $11,739 and $37,605 for the years ended December 31, 2013 and 2012, respectively.